Property, plant and equipment, net - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) property
Property, plant and equipment, net
Depreciation expense	$ 85,000	$ 74,800
Net gain (loss) from discontinued operations	(5,786)	(51,382)
Sale leaseback arrangement, impairment loss	18,900
Disposed of by sale | Kentucky
Property, plant and equipment, net
Net gain (loss) from discontinued operations	3,900
Impairment of assets held for sale		7,200
Cultivation Facilities
Property, plant and equipment, net
Impairment of assets held for sale	12,400
Florida
Property, plant and equipment, net
Impairment of assets held for sale	43,700
Nevada operations
Property, plant and equipment, net
Impairment of assets held for sale		$ 7,500
Number of facilities | property		3
Kentucky asset group
Property, plant and equipment, net
Impairment of assets held for sale		$ 1,100
Cost of goods sold
Property, plant and equipment, net
Depreciation expense	51,200	48,500
Operating expenses
Property, plant and equipment, net
Depreciation expense	$ 33,900	$ 26,300